Related Party Balance and Transactions - Schedule of Deferred Revenue of Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Shanghai Huiyang [Member]
Schedule of Deferred Revenue of Related Parties [Line Items]
Deferred revenue of related parties	[1]		$ 340,850
Related Party [Member]
Schedule of Deferred Revenue of Related Parties [Line Items]
Deferred revenue of related parties			$ 340,850

[1]	The balance as of December 31, 2023 represented the advance from the related party for tailored services.